Basic and Diluted Net Income Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Basic and Diluted Net Income Per Share
6. Basic and Diluted Net Income Per Share
Basic earnings per share of Class A and Class B common stock is computed by dividing net income attributable to Guardian Pharmacy Services, Inc. by the weighted-average number of shares of Class A and Class B common stock outstanding during the period. The Class A and Class B common stock are identical in their rights and privileges, except that shares of Class B common stock are subject to transfer restrictions prior to their conversion into
s
hares of Class A common stock. Therefore, the basic earnings per share for Class A and Class B common stock will be equal. Diluted earnings per share of Class A and Class B common stock is computed by dividing net income attributable to Guardian Pharmacy Services, Inc. by the weighted-average number of shares of Class A and Class B common stock outstanding, adjusted to give effect to potentially dilutive elements.
The Company analyzed the calculation of earnings per unit, related to units of Guardian Pharmacy, LLC, for periods prior to the IPO and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Further, the Company had no operations prior to the Corporate Reorganization and the number of shares issued prior to the

Corporate Reorganization was
100, which we have determined is not meaningful. Therefore, earnings per share information has not been presented for the three months ended March 31, 2024.
The following table sets forth (in thousands) the computation of net income attributable to the Company used to compute basic net income per share of Class A and Class B common stock for the three months ended March 31, 2025.

(in thousands)	Three Months Ended March 31, 2025

Numerator:

Net income	$9,273

Less net income (loss) attributable to non-controlling interests	(175)

Net income attributable to Guardian Pharmacy Services, Inc.	$9,448

The following table sets forth the computation of basic and diluted net income per share of Class A and Class B common stock (in thousands, except share amounts, and per share amounts):

	Three Months Ended March 31, 2025
	Class A	Class B

Basic net income per share attributable to common stockholders

Numerator:

Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$1,490	$7,958

Denominator:

Weighted average number of shares of Class A and Class B common stock outstanding	9,787,073	52,256,238

Basic net income per share attributable to common stockholders	$0.15	$0.15

Diluted net income per share attributable to common stockholders

Numerator:

Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$1,490	$7,958

Denominator:

Number of shares used in basic computation	9,787,073	52,256,238

Dilutive Restricted Stock Units and Class A and B Common Stock	137,361	733,405

Weighted average shares of Class A and Class B common stock outstanding used to calculate diluted net income per share	9,924,434	52,989,643

Diluted net income per share attributable to common stockholders	$0.15	$0.15

10.  Basic and Diluted Loss Per Share
Basic earnings per share of Class A and Class B common stock is computed by dividing net income attributable to Guardian Pharmacy Services, Inc. by the weighted-average number of shares of Class A and Class B common stock outstanding during the period. The Class A and Class B common stock are identical in their rights and privileges, except that shares of Class B common stock are subject to transfer restrictions prior to their conversion into shares of Class A common stock. Therefore, the basic earnings per share for Class A and Class B common stock will be equal. Diluted earnings per share of Class A and Class B common stock is computed by dividing net income attributable to Guardian Pharmacy Services, Inc. by the weighted-average number of shares of Class A and Class B common stock outstanding, adjusted to give effect to potentially dilutive elements. As the Company recorded a net loss during the year ended December 31, 2024, the potential adjustments to basic earnings per share were anti-dilutive, and thus, basis earnings per share and diluted earnings per share are equal. The $55,176 Merger Consideration payment made to Class B common stock stockholders in connection with the Corporate Reorganization and IPO did not have an impact on income available to common stockholders.
The Company analyzed the calculation of earnings per unit, related to units of Guardian Pharmacy, LLC, for periods prior to the IPO and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Further, the Company had no operations prior to the Corporate Reorganization and the number of shares issued prior to the Corporate Reorganization was 100, which we have determined is not meaningful. Therefore, earnings per share information has not been presented for the year ended December 31, 2023, and the basic and diluted earnings per share calculations for the year ended December 31, 2024 represent the post IPO period from September 27, 2024 to December 31, 2024 only.
The following table sets forth (in thousands) the computation of net income (loss) attributable to the Company used to compute basic net income (loss) per share of Class A and Class B common stock for the year ended December 31, 2024.

(in thousands)	Year Ended December 31, 2024

Numerator:

Net income (loss)	$(71,033)

Less: Net income attributable to Guardian Pharmacy, LLC prior to the Corporate Reorganization	22,760

Less: Net income attributable to noncontrolling interests	16,254

Net income (loss) attributable to Guardian Pharmacy Services, Inc.	$(110,047)

The following table sets forth the computation of basic and diluted net income per share of Class A and Class B common stock (in thousands, except share amounts, and per share amounts):

	Year Ended December 31, 2024
	Class A	Class B

Basic net income (loss) per share attributable to common stockholders

Numerator:

Allocation of net income (loss) attributable to Guardian Pharmacy Inc.	$(16,261)	$(93,786)

Denominator:

Weighted average number of shares of Class A and Class B common stock outstanding	9,162,500	52,843,311

Basic net income (loss) per share attributable to common stockholders	$(1.77)	$(1.77)

Diluted net income (loss) per share attributable to common stockholders

Numerator:

Allocation of net income (loss) attributable to Guardian Pharmacy Inc.	$(16,261)	$(93,786)

Denominator:

Number of shares used in basic computation	9,162,500	52,843,311

Dilutive Restricted Stock Units and Class B Common Stock	—	—

Weighted average shares of Class A and Class B common stock outstanding used to calculate diluted net income (loss) per share	9,162,500	52,843,311

Diluted net income (loss) per share attributable to common stockholders	$(1.77)	$(1.77)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	Year Ended December, 31 2024
	Class A	Class B

Anti-dilutive unvested Restricted Stock Units and Class B Common Stock	99,892	576,113

Total anti-dilutive securities	99,892	576,113